Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade and other payables	$ 1,585	$ 477
Accrued liabilities	8,383	8,341
Due to related parties	2,786	664
Accounts payable and accrued liabilities	$ 12,754	$ 9,482	$ 11,184